Events Subsequent to June 30, 2025 (Details) - Vicebio Ltd $ in Millions	Jul. 22, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment	$ 1,150
Total Milestone Payments	$ 450